UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 12, 2008
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        99
Form 13F Information Table Value Total:        $284,625


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4900    70413 SH       SOLE                    70413
AT&T Inc.                      COM              00206R102      595    17663 SH       SOLE                    17663
Abbott Laboratories            COM              002824100     2466    46560 SH       SOLE                    46560
Air Products & Chemicals Inc.  COM              009158106      344     3480 SH       SOLE                     3480
America Movil S.A.B. de C.V. ( COM              02364w105      214     4060 SH       SOLE                     4060
American Express Company       COM              025816109     3806   101025 SH       SOLE                   101025
American International Group,  COM              026874107      390    14756 SH       SOLE                    14756
Ameriprise Financial, Inc.     COM              03076C106      545    13411 SH       SOLE                    13411
Amgen Inc.                     COM              031162100      208     4400 SH       SOLE                     4400
Anheuser-Busch Cos.            COM              035229103    10019   161285 SH       SOLE                   161285
Apache Corporation             COM              037411105     4221    30364 SH       SOLE                    30364
Apple Inc.                     COM              037833100     1265     7555 SH       SOLE                     7555
Automatic Data Processing, Inc COM              053015103      235     5600 SH       SOLE                     5600
BHP Billiton Ltd. ADR          COM              088606108     2238    26273 SH       SOLE                    26273
BP plc ADR                     COM              055622104     1714    24638 SH       SOLE                    24638
Baker Hughes, Inc.             COM              057224107     1066    12200 SH       SOLE                    12200
Bank of America Corp.          COM              060505104     1613    67584 SH       SOLE                    67584
Baxter International, Inc.     COM              071813109      205     3200 SH       SOLE                     3200
Bed Bath & Beyond, Inc.        COM              075896100     4474   159230 SH       SOLE                   159230
Berkshire Hathaway, Inc. Cl. A COM              084670108    13403      111 SH       SOLE                      111
Berkshire Hathaway, Inc. Cl. B COM              084670207    20674     5153 SH       SOLE                     5153
Bristol-Myers Squibb Co.       COM              110122108      530    25840 SH       SOLE                    25840
Buckeye Partners, L.P.         COM              118230101     3851    90030 SH       SOLE                    90030
Burlington Northern Santa Fe C COM              12189T104     4662    46675 SH       SOLE                    46675
CME Group Inc.                 COM              12572Q105      379      990 SH       SOLE                      990
Canadian Natural Resources Ltd COM              136385101     8388    83670 SH       SOLE                    83670
Canadian Oil Sands Trust       COM              13642L100    12095   224395 SH       SOLE                   224395
CarMax Inc.                    COM              143130102     9944   700780 SH       SOLE                   700780
Caterpillar, Inc.              COM              149123101     1206    16335 SH       SOLE                    16335
Cedar Fair Limited Partnership COM              150185106     3588   190930 SH       SOLE                   190930
Chesapeake Energy Corp         COM              165167107      640     9710 SH       SOLE                     9710
Chevron Corp.                  COM              166764100     2423    24439 SH       SOLE                    24439
Cisco Systems Inc.             COM              17275R102      542    23300 SH       SOLE                    23300
Cleveland-Cliffs Inc           COM              185896107      253     2120 SH       SOLE                     2120
Coca-Cola Company              COM              191216100     1764    33941 SH       SOLE                    33941
Colgate Palmolive Co.          COM              194162103      374     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2266   119455 SH       SOLE                   119455
ConocoPhillips                 COM              20825C104     8733    92519 SH       SOLE                    92519
Devon Energy Corporation       COM              25179M103     4947    41168 SH       SOLE                    41168
Diageo PLC Spon ADR New        COM              25243Q205      207     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106     1253    40155 SH       SOLE                    40155
Dover Corporation              COM              260003108     1711    35363 SH       SOLE                    35363
Eli Lilly & Company            COM              532457108      360     7800 SH       SOLE                     7800
Expeditor's International      COM              302130109      445    10345 SH       SOLE                    10345
Exxon Mobil Corporation        COM              30231G102     7141    81031 SH       SOLE                    81031
Fedex Corp.                    COM              31428X106      407     5170 SH       SOLE                     5170
General Electric Co.           COM              369604103     9616   360277 SH       SOLE                   360277
Google Inc.                    COM              38259p508      211      400 SH       SOLE                      400
Healthcare Select Sector SPDR  COM              81369Y209      278     9100 SH       SOLE                     9100
Home Depot, Inc.               COM              437076102      868    37080 SH       SOLE                    37080
IBM Corporation                COM              459200101     1636    13800 SH       SOLE                    13800
Illinois Tool Works Inc.       COM              452308109      289     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      215    10000 SH       SOLE                    10000
Jacobs Engineering Group, Inc. COM              469814107      941    11655 SH       SOLE                    11655
Johnson & Johnson              COM              478160104    10535   163739 SH       SOLE                   163739
Kinder Morgan Energy Partners, COM              494550106      362     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     7544   265162 SH       SOLE                   265162
Laboratory Corp. of America Ho COM              50540r409     4456    63990 SH       SOLE                    63990
Leucadia National Corp.        COM              527288104     2272    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      422     9000 SH       SOLE                     9000
M & T Bank Corp.               COM              55261F104     1259    17850 SH       SOLE                    17850
MSCI EAFE Index Fund           COM              464287465      851    12394 SH       SOLE                    12394
McCormick & Co., Inc. Non-Voti COM              579780206      285     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      717    12750 SH       SOLE                    12750
McGraw Hill Companies          COM              580645109      559    13940 SH       SOLE                    13940
Medtronic Inc.                 COM              585055106      986    19045 SH       SOLE                    19045
Microsoft Corporation          COM              594918104     3202   116389 SH       SOLE                   116389
Mohawk Industries Inc.         COM              608190104     5049    78760 SH       SOLE                    78760
Pepsico, Inc.                  COM              713448108     2673    42031 SH       SOLE                    42031
Pfizer Inc.                    COM              717081103      714    40864 SH       SOLE                    40864
Power Shares Cleantech         COM              73935x278      232     7000 SH       SOLE                     7000
Praxair Inc.                   COM              74005P104     1030    10925 SH       SOLE                    10925
Procter & Gamble Company       COM              742718109     6470   106398 SH       SOLE                   106398
Progressive Corporation        COM              743315103      849    45332 SH       SOLE                    45332
Rayonier, Inc.                 COM              754907103     3107    73175 SH       SOLE                    73175
Research In Motion             COM              760975102      526     4500 SH       SOLE                     4500
Royal Dutch Shell PLC ADR      COM              780259206     1095    13400 SH       SOLE                    13400
S&P Depository Receipts        COM              78462F103    12651    98853 SH       SOLE                    98853
SPDR Gold Trust                COM              78463V107      228     2500 SH       SOLE                     2500
Schlumberger Ltd.              COM              806857108    13772   128196 SH       SOLE                   128196
State Street Corp.             COM              857477103      283     4424 SH       SOLE                     4424
Stryker Corporation            COM              863667101      220     3500 SH       SOLE                     3500
Technology Select Sector SPDR  COM              81369Y803      218     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      379    16000 SH       SOLE                    16000
Telmex International           COM              879690105      258    16000 SH       SOLE                    16000
Toronto Dominion Bank          COM              891160509      203     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              G9143X208      234     5850 SH       SOLE                     5850
US Bancorp                     COM              902973304     6370   228410 SH       SOLE                   228410
USG Corp.                      COM              903293405     5670   191760 SH       SOLE                   191760
United Technologies            COM              913017109     1072    17375 SH       SOLE                    17375
Vanguard European ETF          COM              922042874      243     3700 SH       SOLE                     3700
Vanguard Growth ETF            COM              922908736     1895    32010 SH       SOLE                    32010
Vanguard Total Stock Market ET COM              922908769      782    12200 SH       SOLE                    12200
Wal-Mart Stores, Inc.          COM              931142103      694    12350 SH       SOLE                    12350
Walgreen                       COM              931422109     7112   218765 SH       SOLE                   218765
Washington Post ""B""          COM              939640108      242      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     8079   340158 SH       SOLE                   340158
Wyeth                          COM              983024100      998    20813 SH       SOLE                    20813
Zimmer Holdings, Inc.          COM              98956P102     1071    15734 SH       SOLE                    15734